Property,Plant and Equipment - Additional Information (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about property, plant and equipment [Line Items]
Net book value of assets held under finance leases	¥ 789	¥ 582
Interest expense	670	769	¥ 936
Disposal of property, plant and equipment	5,519	3,556	41,925
Proceeds from disposal of property, plant and equipment	2,030	3,201	49,176
Gain (loss) on disposal of property, plant and equipment	¥ (3,489)	¥ (355)	7,251
China Tower Corporation Limited [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Gain (loss) on disposal of property, plant and equipment			¥ 9,246
Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Capitalized borrowing rate	3.21%	3.33%	3.40%
Top of range [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Capitalized borrowing rate	3.88%	3.79%	4.33%